SCHEDULE OF PREPAID EXPENSES AND OTHER ASSETS (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Advances to suppliers		¥ 96,911	¥ 47,204
Other receivables		45,267	37,236
Prepayment for equipment		17,225	2,367
Prepaid expenses		16,101	1,138
Lease hold improvement		584	1,383
Expected return assets		63	88
Total		176,151	89,416
Less: non-current portion		(19,055)	(18,053)
Prepaid expenses and other assets-current portion	$ 22,470	¥ 157,096	¥ 71,363